Schedule of Investments PIMCO Municipal Income Fund II	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 162.4% ¤
MUNICIPAL BONDS & NOTES 159.3%
ALABAMA 1.5%
Jefferson County, Alabama Sewer Revenue Bonds, Series 2024 5.500% due 10/01/2053	$5,250	$5,726
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019 5.250% due 05/01/2044	3,300	3,332

		9,058

ALASKA 0.4%
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	2,450	2,603

ARIZONA 9.1%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2033	740	421
4.750% due 01/01/2038	950	481
5.125% due 01/01/2054	1,500	750
5.500% due 01/01/2054	1,500	724
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(b)	2,500	150
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2055	2,400	2,168
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 01/01/2041	1,500	1,497
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	7,700	7,552
Maricopa County, Arizona School District No 83, Cartwright Elementary Revenue Bonds, Series 2020 4.000% due 10/01/2044	8,600	7,683
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2023 5.000% due 01/01/2050	2,000	2,174
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	4,930	5,265
5.000% due 12/01/2037	22,400	24,400

		53,265

ARKANSAS 0.8%
Arkansas Development Finance Authority Revenue Bonds, Series 2022 5.450% due 09/01/2052	350	358
Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	2,500	2,748
County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023 5.250% due 03/01/2053	1,600	1,729

		4,835

CALIFORNIA 4.5%
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046	7,400	7,557
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 12/01/2046	3,000	3,025
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	7,500	851
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	2,000	2,097
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2021 4.000% due 12/01/2046	3,435	3,478
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	1,750	2,229
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 4.000% due 07/01/2051	2,715	2,573
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2021 4.000% due 10/01/2048	1,570	1,576

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2024 (Unaudited)

West Valley-Mission Community College District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2047	3,000	3,051

		26,437

COLORADO 5.9%
Colorado Health Facilities Authority Revenue Bonds, Series 2018 4.000% due 11/15/2048	12,555	12,140
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2040	5,300	5,332
4.000% due 08/01/2049	4,000	3,726
Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021 0.000% due 12/01/2051 (d)	1,615	976
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	3,250	3,244
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	2,500	2,485
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	3,500	3,491
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	1,430	1,770
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	1,000	891
Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022 4.750% due 12/01/2051	775	619

		34,674

CONNECTICUT 0.5%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2022 5.000% due 07/01/2047	3,000	3,162

DELAWARE 1.0%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 07/01/2037	5,360	4,925
7.120% due 07/01/2037	945	934

		5,859

DISTRICT OF COLUMBIA 0.4%
District of Columbia Revenue Bonds, Series 2022 5.500% due 02/28/2037	1,850	2,166

FLORIDA 6.6%
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023 5.625% due 05/01/2054	1,715	1,749
Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2022 5.000% due 05/01/2042	1,230	1,223
Central Florida Expressway Authority Revenue Bonds, Series 2017 4.000% due 07/01/2041	4,290	4,246
Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021 4.000% due 10/01/2051	1,250	1,045
Florida Development Finance Corp. Revenue Bonds, Series 2024 4.500% due 08/01/2055	3,500	3,421
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2050	3,700	3,393
JEA Water & Sewer System, Florida Revenue Bonds, Series 2024 5.250% due 10/01/2049	1,800	2,004
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2048	5,000	4,897
4.000% due 10/01/2049	2,500	2,407
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2047	3,800	3,964
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2053	2,110	2,233
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2022 5.000% due 11/01/2052	2,850	2,894
Tampa-Hillsborough County, Florida Expressway Authority Revenue Bonds, Series 2017 4.000% due 07/01/2042	5,300	5,159

		38,635

GEORGIA 5.9%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2044	3,895	3,904
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035 ^(b)	3,750	1,688
Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046	7,000	7,101
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	19,680	19,699
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 5.000% due 07/01/2052	1,000	1,040

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2024 (Unaudited)

Valdosta & Lowndes County, Georgia Hospital Authority, Series 2024 4.125% due 10/01/2049 (a)	1,000	981

		34,413

ILLINOIS 11.7%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018 5.000% due 12/01/2046	7,000	7,023
Chicago O'Hare International Airport, Illinois Revenue Bonds, (AGM Insured), Series 2020 4.000% due 01/01/2039	3,000	3,071
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2044	3,000	2,942
Chicago Park District, Illinois General Obligation Bonds, Series 2020 4.000% due 01/01/2036	1,300	1,320
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2035	4,000	4,039
Illinois Finance Authority Revenue Bonds, Series 2017 5.000% due 02/15/2037 ^(b)	2,155	496
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2035 ^(b)	2,000	1,805
Illinois State General Obligation Bonds, Series 2017 5.000% due 11/01/2029	1,000	1,060
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,175	2,236
5.000% due 05/01/2041	1,500	1,553
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	7,740	7,930
5.000% due 11/01/2027	6,140	6,528
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041	12,500	12,781
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002 0.000% due 12/15/2040 (c)	6,000	3,048
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (c)	5,000	1,226
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 12/15/2036 (c)	1,750	1,044
0.000% due 06/15/2037 (c)	1,000	580
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038	8,000	8,475
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2048	1,400	1,306

		68,463

INDIANA 1.7%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	3,000	3,001
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	2,815	1,967
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	1,000	957
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
5.000% due 01/01/2053	1,000	1,081
6.000% due 03/01/2053	2,500	2,710

		9,716

IOWA 2.7%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2012 4.750% due 08/01/2042	2,000	1,993
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 5.000% due 12/01/2050	10,715	11,334
Iowa Finance Authority Revenue Bonds, Series 2014 5.400% due 11/15/2046	680	686
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	1,900	1,810

		15,823

LOUISIANA 3.8%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045	7,000	6,829
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2042	7,750	7,944
Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 10/15/2052	4,125	4,432
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 10/01/2040	2,800	3,059

		22,264

MAINE 0.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2050	2,000	1,918

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2024 (Unaudited)

MARYLAND 0.2%
Maryland Economic Development Corp. Revenue Bonds, Series 2020 4.250% due 07/01/2050	1,400	1,283

MASSACHUSETTS 2.3%
Commonwealth of Massachusetts General Obligation Bonds, Series 2024 5.000% due 01/01/2049	5,000	5,444
Commonwealth of Massachusetts Transportation Fund Revenue Bonds, Series 2023 5.000% due 06/01/2053	5,300	5,692
Massachusetts Development Finance Agency Revenue Bonds, Series 2010 7.625% due 10/15/2037 ^(b)	444	5
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	2,500	2,515

		13,656

MICHIGAN 2.9%
Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023 5.250% due 07/01/2048	4,000	4,509
Great Lakes Water Authority Water Supply System, Michigan Revenue Bonds, Series 2023 5.250% due 07/01/2048	2,000	2,255
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 4.000% due 04/15/2042	2,000	1,968
Michigan Finance Authority Revenue Bonds, Series 2017 5.000% due 12/01/2046	4,945	5,062
Michigan Finance Authority Revenue Bonds, Series 2020
4.800% due 09/01/2040	185	157
5.000% due 09/01/2050	300	242
Michigan Finance Authority Revenue Notes, Series 2020 4.300% due 09/01/2030	100	92
Michigan State Housing Development Authority Revenue Bonds, Series 2015 4.350% due 10/01/2045	2,000	1,980
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (c)	25,000	1,002

		17,267

MINNESOTA 1.3%
Duluth Economic Development Authority Health Care Facilities, Minnesota Revenue Bonds, Series 2022 5.250% due 06/15/2047	2,000	2,095
Minnesota Agricultural & Economic Development Board Revenue Bonds, Series 2024 5.250% due 01/01/2047	2,000	2,214
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	3,500	3,431

		7,740

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (AMBAC Insured), Series 1999 5.000% due 07/01/2024	40	40

MISSOURI 2.7%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2013 5.000% due 11/15/2044	10,000	10,004
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 02/15/2037	510	517
5.000% due 02/15/2036	425	453
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2023 5.500% due 12/01/2048	2,700	3,016
Missouri Development Finance Board Revenue Bonds, Series 2022 5.250% due 05/01/2055	2,000	2,121

		16,111

MULTI-STATE 0.5%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 4.141% due 01/25/2040	2,978	2,877

NEBRASKA 0.4%
University of Nebraska Facilities Corp Revenue Bonds, Series 2021 4.000% due 07/15/2062	2,650	2,484

NEVADA 1.3%
Las Vegas Convention & Visitors Authority, Nevada Revenue Bonds, Series 2023 5.000% due 07/01/2049	4,450	4,811

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2024 (Unaudited)

Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	24,000	2,518

		7,329

NEW HAMPSHIRE 0.9%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.837% due 07/20/2036	5,486	5,500

NEW JERSEY 7.1%
Cherry Hill Township School District, New Jersey General Obligation Bonds, Series 2022 4.000% due 08/01/2040	6,400	6,516
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019 3.870% due 11/15/2035 (f)	147	135
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	5,000	5,271
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.500% due 07/01/2043	4,000	4,008
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (c)	2,500	1,772
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2036	1,500	1,608
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019 5.250% due 06/15/2043	4,000	4,211
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023 5.250% due 06/15/2050	2,650	2,904
New Jersey Turnpike Authority Revenue Bonds, Series 2024 4.125% due 01/01/2054 (a)	2,600	2,544
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	1,010	1,034
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2046	11,465	11,662

		41,665

NEW YORK 22.7%
Build NYC Resource Corp., New York Revenue Bonds, Series 2023 5.250% due 07/01/2057	1,000	1,028
Erie County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023 4.250% due 02/01/2041	2,600	2,527
Monroe County Industrial Development Corp, New York Revenue Bonds, Series 2023 5.000% due 07/01/2053	2,500	2,696
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020 4.000% due 07/01/2050	4,130	3,974
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021 5.000% due 01/01/2058 ^(b)	751	225
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
5.000% due 06/15/2047	6,000	6,529
5.250% due 06/15/2052	6,000	6,588
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023 5.250% due 06/15/2053	1,800	1,989
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.500% due 11/01/2045	5,000	5,676
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (e)	11,505	13,594
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	9,250	9,254
New York Liberty Development Corp. Revenue Bonds, Series 2021 2.875% due 11/15/2046	3,775	2,816
New York Power Authority Revenue Bonds, (AGM Insured), Series 2022 4.000% due 11/15/2061	2,000	1,904
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2060	3,500	3,315
New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022 5.000% due 05/01/2052	2,000	2,113
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047	4,000	3,864
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 03/15/2048	8,000	7,781
New York State Dormitory Authority Revenue Bonds, Series 2024 5.000% due 03/15/2046	3,400	3,729
New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2039	2,900	2,922
4.000% due 01/01/2050	1,305	1,255
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 03/15/2047	7,375	7,150
New York State Urban Development Corp. Revenue Bonds, Series 2019 4.000% due 03/15/2045	2,900	2,860
New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2047	6,250	6,123
New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2051	2,500	2,731
5.000% due 03/15/2063	2,000	2,134
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.125% due 06/30/2060	5,500	5,756

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2024 (Unaudited)

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019 4.000% due 12/01/2047	2,250	2,212
Port Authority of New York & New Jersey Revenue Bonds, Series 2017 5.250% due 10/15/2057	3,300	3,442
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 4.000% due 06/01/2050	2,920	2,722
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 4.000% due 05/15/2057	6,000	5,748
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 5.000% due 05/15/2051	6,125	6,489
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023 5.000% due 12/15/2050	1,580	1,746

		132,892

NORTH CAROLINA 0.8%
North Carolina Turnpike Authority Revenue Bonds, (AGM Insured), Series 2024 5.000% due 01/01/2058	4,500	4,797

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(b)	1,950	59

OHIO 6.6%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 0.000% due 06/01/2057 (c)	79,500	8,301
Canton City School District, Ohio General Obligation Bonds, Series 2023 5.500% due 12/01/2050	3,700	4,063
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	11,000	10,515
Montgomery County, Ohio Dayton Children's Hospital Revenue Bonds, Series 2021 4.000% due 08/01/2046	5,500	5,273
Ohio Air Quality Development Authority Dayton Power And Light Company Project Revenue Bonds , Series 2015 4.250% due 11/01/2040	3,000	2,988
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	2,500	2,295
Ohio Air Quality Development Authority Revenue Notes, Series 2019 3.250% due 09/01/2029	1,700	1,625
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 4.550% due 09/01/2049	2,500	2,508
Worthington City School District, Ohio General Obligation Bonds, Series 2023 5.500% due 12/01/2054	1,060	1,186

		38,754

OKLAHOMA 1.6%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2052	2,000	2,063
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041	1,750	1,423
Oklahoma Turnpike Authority Revenue Bonds, Series 2023 4.500% due 01/01/2053	5,900	6,024

		9,510

OREGON 1.1%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2039	1,545	1,538
Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023 0.000% due 06/15/2051 (c)	3,700	945
Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
0.000% due 06/15/2048 (c)	5,195	1,620
5.000% due 06/15/2052	2,000	2,145

		6,248

PENNSYLVANIA 5.0%
Bucks County, Pennsylvania Water and Sewer Authority Revenue Bonds, (AGM Insured), Series 2022 4.250% due 12/01/2047	1,800	1,791
Commonwealth of Pennsylvania General Obligation Bonds, Series 2023 4.000% due 09/01/2042	6,625	6,685
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023 4.450% due 10/01/2034	3,000	3,070
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.750% due 12/31/2062	7,000	7,841
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	3,400	3,764
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 09/01/2045	4,915	4,934

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2024 (Unaudited)

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	945

		29,030

PUERTO RICO 6.4%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	63,000	4,796
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	6,411	3,714
0.000% due 11/01/2051	7,819	4,099
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	3,750	2,465
4.000% due 07/01/2041	3,500	3,304
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2051 (c)	52,000	12,190
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	7,005	6,988

		37,556

RHODE ISLAND 3.2%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2050	18,450	18,534

SOUTH CAROLINA 1.7%
South Carolina Public Service Authority Revenue Obligations Revenue Bonds, Series 2013 5.500% due 12/01/2053	10,000	10,002

TENNESSEE 0.2%
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2049	1,550	1,145

TEXAS 24.1%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	1,345	905
12.000% due 12/01/2045	2,250	1,976
Board of Regents of the University of Texas System Revenue Bonds, Series 2022 4.000% due 08/15/2052	6,500	6,317
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043	4,000	4,046
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021 3.625% due 07/01/2026	2,600	2,443
Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2036 (c)	2,500	1,449
0.000% due 08/15/2037 (c)	8,000	4,369
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,750	1,788
Coppell Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.250% due 08/15/2053	2,000	1,985
Corpus Christi Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.125% due 08/15/2053	2,800	2,740
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021 4.000% due 12/01/2051	10,250	9,831
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2039	2,000	2,258
Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2054	3,100	2,937
Edgewood Independent School District/Van Zandt County, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/15/2048	2,800	2,737
EP Tuscany Zaragosa PFC, Texas Revenue Notes, Series 2023 4.000% due 12/01/2033	7,455	7,268
Fort Bend County Texas Public Facility Corp. Revenue Bonds, Series 2023 5.000% due 03/01/2048	7,125	7,642
Garland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2048	6,600	7,159
Grand Parkway Transportation Corp., Texas Revenue Bonds, (AGM/CR Insured), Series 2020 4.000% due 10/01/2049	2,100	2,048
Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2048	3,000	3,247
Houston, Texas Combined Utility System Revenue Bonds, Series 2020 4.000% due 11/15/2049	1,510	1,469
Hurst-Euless-Bedford Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 08/15/2050	1,000	968
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/15/2048	2,500	2,440
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2053	10,600	11,464
Lower Colorado River Authority, Texas Revenue Bonds, (AGM Insured), Series 2024 5.000% due 05/15/2049	1,750	1,889
Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.500% due 02/15/2047	2,000	2,060
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016 5.000% due 07/01/2046 ^(b)	1,030	706

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2024 (Unaudited)

North Texas Tollway Authority Revenue Bonds, Series 2017 4.000% due 01/01/2043	3,590	3,548
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	1,028
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012 4.000% due 09/15/2042	10,000	9,752
Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/01/2053	5,000	4,783
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	1,000	1,036
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2051	3,140	3,285
Tarrant County, Texas Hospital District General Obligation Bonds, Series 2023 5.250% due 08/15/2048	6,300	6,881
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	8,350	8,667
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 06/30/2058	5,000	5,064
Texas Water Development Board Revenue Bonds, Series 2022 4.800% due 10/15/2052	1,800	1,903
West Harris County, Texas Regional Water Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 12/15/2060	1,250	1,156

		141,244

UTAH 0.7%
Mida Mountain Village Public Infrastructure District, Utah Special Assessment Notes, Series 2021 4.000% due 08/01/2031	1,000	968
Military Installation Development Authority, Utah Revenue Bonds, Series 2021 4.000% due 06/01/2052	2,000	1,476
Ogden City Redevelopment Agency, Utah Revenue Bonds, Series 2023 5.000% due 01/15/2053	1,440	1,543

		3,987

VIRGINIA 1.1%
Virginia Housing Development Authority Revenue Bonds, (FHA Insured), Series 2023 5.125% due 10/01/2048	2,210	2,358
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	51,000	1,625
5.000% due 07/01/2034	2,445	2,285

		6,268

WASHINGTON 0.5%
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 4.000% due 07/01/2058	2,960	2,723

WEST VIRGINIA 1.6%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	2,000	2,051
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040	7,110	7,145

		9,196

WISCONSIN 5.6%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	500	365
7.000% due 01/01/2050	4,500	4,858
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018 6.375% due 01/01/2048	4,000	1,800
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 0.000% due 01/01/2060 (c)	15,000	1,094
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	1,700	1,430
4.000% due 03/31/2056	900	738
4.500% due 06/01/2056	2,900	2,401
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 5.000% due 10/01/2052	5,500	5,851
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2045 (c)	3,855	1,409
0.000% due 12/15/2055 (c)	20,420	4,405
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	4,345	4,419

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2024 (Unaudited)

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022 4.000% due 12/01/2051	4,470	4,170

		32,940

Total Municipal Bonds & Notes (Cost $925,226)		934,128

U.S. GOVERNMENT AGENCIES 1.6%
Freddie Mac 3.800% due 01/01/2040	10,000	9,564

Total U.S. Government Agencies (Cost $9,594)		9,564

SHORT-TERM INSTRUMENTS 1.5%
REPURCHASE AGREEMENTS (g) 1.5%		8,903

Total Short-Term Instruments (Cost $8,903)		8,903

Total Investments in Securities (Cost $943,723)		952,595

Total Investments 162.4% (Cost $943,723)		$952,595
Auction Rate Preferred Shares (40.9)%		(239,650)
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (21.1)%		(123,939)
Other Assets and Liabilities, net (0.4)%		(2,357)

Net Assets Applicable to Common Shareholders 100.0%		$586,649

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	(a)						When-issued security.
	(b)						Security is not accruing income as of the date of this report.
	(c)						Zero coupon security.
	(d)						Security becomes interest bearing at a future date.
	(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(f)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%			11/15/2035	10/26/2020	$170	$135	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(g)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$8,903	U.S. Treasury Bills 0.010% due 06/18/2024	$(9,081)	$8,903	$8,906

Total Repurchase Agreements						$(9,081)	$8,903	$8,906

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama			$0	$9,058	$0	$9,058
	Alaska			0	2,603	0	2,603
	Arizona			0	53,265	0	53,265
	Arkansas			0	4,835	0	4,835
	California			0	26,437	0	26,437
	Colorado			0	34,674	0	34,674
	Connecticut			0	3,162	0	3,162
	Delaware			0	5,859	0	5,859
	District of Columbia			0	2,166	0	2,166
	Florida			0	38,635	0	38,635
	Georgia			0	34,413	0	34,413
	Illinois			0	68,463	0	68,463
	Indiana			0	9,716	0	9,716
	Iowa			0	15,823	0	15,823
	Louisiana			0	22,264	0	22,264
	Maine			0	1,918	0	1,918
	Maryland			0	1,283	0	1,283
	Massachusetts			0	13,656	0	13,656
	Michigan			0	17,267	0	17,267
	Minnesota			0	7,740	0	7,740
	Mississippi			0	40	0	40
	Missouri			0	16,111	0	16,111
	Multi-State			0	2,877	0	2,877
	Nebraska			0	2,484	0	2,484
	Nevada			0	7,329	0	7,329
	New Hampshire			0	5,500	0	5,500
	New Jersey			0	41,665	0	41,665
	New York			0	132,892	0	132,892
	North Carolina			0	4,797	0	4,797
	North Dakota			0	59	0	59
	Ohio			0	38,754	0	38,754

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2024 (Unaudited)

Oklahoma	0	9,510	0	9,510
Oregon	0	6,248	0	6,248
Pennsylvania	0	29,030	0	29,030
Puerto Rico	0	37,556	0	37,556
Rhode Island	0	18,534	0	18,534
South Carolina	0	10,002	0	10,002
Tennessee	0	1,145	0	1,145
Texas	0	141,244	0	141,244
Utah	0	3,987	0	3,987
Virginia	0	6,268	0	6,268
Washington	0	2,723	0	2,723
West Virginia	0	9,196	0	9,196
Wisconsin	0	32,940	0	32,940
U.S. Government Agencies	0	9,564	0	9,564
Short-Term Instruments
Repurchase Agreements	0	8,903	0	8,903

Total Investments	$0	$952,595	$0	$952,595

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Fund’s subsidiary was formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and its subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†
1860 SPV I LLC	06/29/2023	0.1%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated Pacific Investment Management Company LLC (“PIMCO”) as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

Notes to Financial Statements (Cont.)

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund

AMBAC	American Municipal Bond Assurance Corp.	FNMA	Federal National Mortgage Association	ST	State
BAM	Build America Mutual Assurance	GNMA	Government National Mortgage Association

Other Abbreviations:
TBA	To-Be-Announced